Fees Summary	Sep. 30, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,500,010.00
Previously Paid Amount	0.00
Total Fee Amount	516.60
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 516.60
Narrative - Max Aggregate Offering Price	$ 3,500,010.00
Final Prospectus	true